Annual Total Returns[BarChart] - PIMCO StocksPLUS International Fund US Dollar-Hedged - Institutional	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(10.57%)	28.16%	22.62%	5.64%	1.17%	9.24%	18.84%	(10.10%)	26.36%	4.52%